Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Nature of Business
Nature of Business
Citizens Holding Company (referred to herein as the “Company”) owns and operates The Citizens Bank of Philadelphia (the “Bank”). In addition to full service commercial banking, the Bank offers title insurance services through its subsidiary, Title Services LLC. As a state bank, the Bank is subject to regulations of the Mississippi Department of Banking and Consumer Finance and the Federal Deposit Insurance Company. The Company is also subject to the regulations of the Federal Reserve. The area served by the Bank is east central, several southern and northern counties of Mississippi and the surrounding areas. Services are provided at multiple branch offices.

Basis of Financial Statement Presentation
Basis of Financial Statement Presentation
The accounting policies of the Company and its subsidiary conform to generally accepted accounting principles (“GAAP”) in the United States of America and to general practices within the banking industry. The consolidated financial statements of the Company include the accounts of the Bank and its subsidiary (collectively, the “Company”). All significant intercompany transactions have been eliminated in consolidation.

Estimates
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.
While management uses available information to recognize losses on loans and to value foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Cash, Due from Banks and Interest Bearing Deposits with Other Banks
Cash, Due from Banks and Interest Bearing Deposits with Other Banks
For the purpose of reporting cash flows, cash and due from banks includes cash on hand and demand deposits. Cash flows from loans originated by the Company, deposits, and federal funds purchased and sold are reported net in the statement of cash flows. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits.
Interest-bearing deposits with other banks mature within one year and are carried at cost.

Investment Securities
Investment Securities
In accordance with the investments topic of the Accounting Standards Codification (“ASC”), securities are classified as “available-for-sale,” “held-to-maturity” or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no trading securities.

Securities Available-for-Sale
Securities Available-for-Sale
Securities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as available-for-sale (“AFS”). Securities available-for-sale are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of shareholders’ equity.

Securities Held to Maturity
Securities Held to Maturity
Securities that are held-to-maturity (“HTM”) are those securities that the Company has the positive intent and ability to hold until maturity. These securities cannot be sold in response to the risk factors discussed above for available for sale securities. These securities are reported at book value. As of December 31, 2018 and 2017, there were no securities classified as HTM.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings. The amortization of premiums and accretion of discounts are recognized in interest income.
The Company periodically reviews its securities for impairment based upon a number of factors, including but not limited to, length of time and extent to which the fair value has been less than cost, the likelihood of the security’s ability to recover any decline in its fair value, financial condition of the underlying issuer, ability of the issuer to meet contractual obligations and ability to retain the security for a period of time sufficient to allow for recovery in fair value. Impairments on securities are recognized when management, based on its analysis, deems the impairment to be other-than-temporary. Disclosures about unrealized losses in the Company’s securities portfolio that have not been recognized as other-than-temporary impairments are provided in Note 2.

Loans and Allowance for Loan Losses
Loans and Allowance for Loan Losses
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an allowance for loan losses. The Company has no loans held-for-sale.
Unearned income includes deferred fees net of deferred direct incremental loan origination cost. Unearned income attributable to loans held with a maturity of more than one year is recognized as income or expense over the life of the loan.
Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned income and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For impaired loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on impaired loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments. Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.

A loan is impaired when management determines that it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.
Troubled debt restructurings (“TDR”) are those for which concessions have been granted to the borrower due to a deterioration of the borrower’s financial condition. Such concessions may include reduction in interest rates or deferral of interest or principal payments. In evaluating whether to restructure a loan, management analyzes the long-term financial condition of the borrower, including guarantor and collateral support, to determine whether the proposed concessions will increase the likelihood of repayment of principal and interest. TDR are classified as performing, unless they are on nonaccrual status of 90 days or more delinquent, in which case they are considered nonperforming.
The allowance for loan losses is established through a provision for loan losses charged against net income. Loans determined to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance represents an amount, which, in management’s judgment, will be adequate to absorb estimated probable losses on existing loans that may become uncollectible. In order to determine an adequate level of allowance, management utilizes a model that calculates the allowance for loan loss by applying an average historical charge-off percentage by loan segment and over a 20 quarter period of time with the most current quarters weighted to show the effect of the most recent chargeoff activity to the current loan balances in the corresponding loan segment. Additionally, for loan balances over $100,000, specific reserves on an individual loan basis may be applied in addition to the allowance calculated using the model. This specific reserve is determined by an extensive review of the borrower’s credit history, capacity to pay, adequacy of collateral and general economic conditions related to the respective loan. This specific reserve will stay in place until such time that the borrower’s obligation is satisfied or the loan is greatly improved.
Large groups of small-balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

Bank Premises, Furniture, Fixtures and Equipment
Bank Premises, Furniture, Fixtures and Equipment
The Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets, which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Other Real Estate Owned
Other Real Estate Owned
Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the allowance for loan losses. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of other real estate owned are reflected as other income (expense).

Cash Surrender Value of Life Insurance
Cash Surrender Value of Life Insurance
The Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the balance sheet date. Changes in the value of the policies are classified in non-interest income.

Intangible Assets
Intangible Assets
Intangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10 years. At December 31, 2018, all core deposit intangibles had been fully amortized. Goodwill and other intangible assets with indefinite lives are not amortized but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense. At December 31, 2018 and 2017, the Company had $3,149,657 in goodwill included in other assets.

Trust Assets	Trust Assets Assets held by the trust department of the Company in its fiduciary or agency capacities are not assets of the Company and are not included in the consolidated financial statements.

Income Taxes
Income Taxes
Provisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Comprehensive Income (Loss)
Comprehensive (Loss) Income
Comprehensive (loss) income includes net earnings reported in the consolidated statements of income and changes in unrealized gain (loss) on securities available-for-sale reported as a component of shareholders’ equity. Unrealized gain (loss) on securities available-for-sale, net of related income taxes, was the only component of accumulated other comprehensive income for the Company.

Net Income Per Share
Net Income Per Share
Net income per share-basic is computed by dividing net income by the weighted average number of common shares outstanding during the year. Net income per share-diluted is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options and restricted stock grants. The effect of the dilutive shares for the years 2018, 2017 and 2016 is illustrated in the following table.

	2018	2017	2016
Basic weighted average shares outstanding	4,889,420	4,878,691	4,865,968
Dilutive effect of stock options	9,798	17,157	9,670

Dilutive weighted average shares outstanding	4,899,218	4,895,848	4,875,638
Net income	$6,673,127	$3,703,548	$6,736,654

Net income per share-basic	$1.36	$0.76	$1.38
Net income per share-diluted	$1.36	$0.76	$1.38

Advertising Costs

Advertising Costs	Advertising costs are charged to expense when incurred. Advertising expense was $639,684, $649,612 and $783,303 for the years ended December 31, 2018, 2017 and 2016, respectively.

Securities Sold Under Agreements to Repurchase
Securities Sold Under Agreements to Repurchase
Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally United States Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged by the secured party.

Reclassifications
Reclassifications
Certain information for 2016 and 2017 has been reclassified to conform to the financial presentation for 2018. Such reclassifications had no effect on net income or shareholders’ equity.

Stock-Based Compensation
Stock-Based Compensation
At December 31, 2018, the Company had outstanding grants under two stock-based compensation plans, which are the 1999 Directors’ Stock Compensation Plan and the 2013 Incentive Compensation Plan. Compensation expense for option grants and restricted stock awards is determined based on the estimated fair value of the stock options and restricted stock on the applicable grant or award date. The Company has elected to account for forfeitures in compensation cost when they occur as permitted under the guidance in ASC 718, “Compensation—Stock Compensation” (“ASC 718”). Expense associated with the Company’s stock-based compensation is included under the line item “Salaries and benefits” on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718, “Compensation – Stock Compensation.” See Note 17 for further details regarding the Company’s stock-based compensation.

Subsequent Events
Subsequent Events
The Company has evaluated, for consideration of recognition or disclosure, subsequent events that have occurred through the date of issuance of its financial statements, and has determined that no significant events occurred after December 31, 2018 but prior to the issuance of these financial statements that would have a material impact on its Consolidated Financial Statements.

Recently Issued Accounting Pronouncements
Adoption of New Accounting Standards
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “
Revenue from Contracts with Customers
” (“ASU 2014-09”), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU replaces most existing revenue recognition guidance in GAAP. The new standard was effective for the Company on January 1, 2018. Adoption of ASU 2014-09 did not have a material impact on the Company’s consolidated financial statements and related disclosures as the Company’s primary sources of revenues are derived from interest and dividends earned on loans, investment securities, and other financial instruments that are not within the scope of ASU 2014-09. The Company’s revenue recognition pattern for revenue streams within the scope of ASU 2014-09, including but not limited to service charges on deposit accounts and gains/losses on the sale of OREO, did not change significantly from current practice. The standard permits the use of either the full retrospective or modified retrospective transition method. The Company elected to use the modified retrospective transition method which requires application of ASU 2014-09 to uncompleted contracts at the date of adoption however, periods prior to the date of adoption will not be retrospectively revised as the impact of the ASU on uncompleted contracts at the date of adoption was not material.

In January 2016, the FASB issued ASU No. 2016-01, “
Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities
” (“ASU 2016-01”). The guidance affects the accounting for equity investments, financial liabilities under the fair value option and the presentation and disclosure requirements of financial instruments. ASU 2016-01 was effective for the Company on January 1, 2018 and did not have a material impact on the Company’s consolidated financial statements and related disclosures as the Company does not hold any equity securities that are within the scope of ASU 2016-01. ASU 2016-01 also eliminates the disclosure of assumptions used to estimate fair value for financial instruments measured at amortized cost and requires disclosure of an exit price notion in determining the fair value of certain financial instruments prior to its changing to the exit price upon adoption of this standard in the first quarter of 2018. This ASU did not have any other implications to the Company at the time of adoption.
In August 2016, the FASB issued ASU No. 2016-15,
Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments
(“ASU 2016-15”). ASU 2016-15 is intended to reduce the diversity in practice in how certain cash receipts and cash payments are presented and classified in the Consolidated Statement of Cash Flows, including (1) debt prepayment or debt extinguishment costs, (2) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, (3) contingent consideration payments made after a business combination, (4) proceeds from the settlement of insurance claims, (5) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, (6) distributions received from equity method investees, (7) beneficial interests in securitization transactions and (8) separately identifiable cash flows and application of the predominance principle. The ASU was effective for the Company on January 1, 2018 and only impacts the presentation of specific items within the Consolidated Statement of Cash Flows and did not have a material impact to the Company.
In January 2017, FASB issued ASU 2017-01,
“Business Combinations (Topic 805), Clarifying the Definition of a Business”
(“ASU 2017-01”),
that changes the definition of a business when evaluating whether transactions should be accounted for as the acquisition of assets or the acquisition of a business. ASU 2017-01 requires an entity to evaluate if substantially all of the fair value of the assets acquired are concentrated in a single asset or a group of similar identifiable assets; if so, the acquired assets or group of similar identifiable assets is not considered a business. In addition, the guidance requires that, to be considered a business, the acquired assets must include an input and a substantive process that together significantly contribute to the ability to create output. The ASU removes the evaluation of whether a market participant could replace any of the missing elements. ASU 2017-01 was effective for the Company on January 1, 2018 and is to the be applied under a prospective approach. The Company expects the adoption of this new guidance to impact the determination of whether future acquisitions are considered business combinations.
In February 2018, FASB issued ASU 2018-02,
“Income Statement—Reporting Comprehensive Income (Topic 220)”
(“ASU 2018-02”). The amendments in ASU 2018-02 allow a reclassification from accumulated other comprehensive income to retained earnings to eliminate the stranded tax effects in accumulated other comprehensive income resulting from the Tax Cuts and Jobs Act. ASU 2018-02 will be effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted, including adoption in any interim period, for public companies for reporting periods for which financial statements have not yet been issued. The Company early adopted ASU 2018-02 as of December 31, 2017 and, as a result, reclassified $1,588,198 from accumulated other comprehensive income to retained earnings as of December 31, 2017. The reclassification impacted the Consolidated Statements of Financial Condition and the Consolidated Statements of Changes in Shareholders’ Equity as of and for the twelve months ended December 31, 2017.
Newly Issued, But Not Yet Effective Accounting Standards
In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The FASB issued this ASU to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet by lessees for those leases classified as operating leases under current U.S. GAAP and disclosing key information about leasing arrangements. The new standard was adopted by the Company on January 1, 2019. ASU 2016-02 provides for a modified retrospective transition approach requiring lessees to recognize and measure leases on the balance sheet at the beginning of either the earliest period presented or as of the beginning of the period of adoption. The Company has elected to apply ASU 2016-02 as of the beginning of the period of adoption (January 1, 2019) and will not restate comparative periods. The Company expects that the adoption of ASU 2016-02 will result in the recognition of lease liabilities totaling $700,000 to $900,000 and the recognition of right-of-use assets totaling $700,000 to $900,000, which results in a 2- to 3-basis point decrease in the tier 1 capital to risk weighted assets ratio as of the date of adoption. The initial balance sheet gross up upon adoption is primarily related to operating leases of certain pieces of equipment. The Company has no material leasing arrangements for which it is the lessor of property or equipment. The Company has made an accounting policy election to not apply the recognition requirements in the new standard to short-term leases. The Company has elected to apply the package of practical expedients allowed by the new standard under which the Company need not reassess whether any expired or existing contracts are or contain leases, the Company need not reassess the lease classification for any expired or existing lease, and the Company need not reassess initial direct costs for any existing leases. The Company has also elected to use the practical expedient to make an accounting policy election for leases of certain underlying assets to include both lease and nonlease components as a single component and account for it as a lease. Adoption of ASU 2016-02 is not expected to materially change the Company’s recognition of lease expense in future periods.
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). ASU 2016-13 makes significant changes to the accounting for credit losses on financial instruments and disclosures about them. The new current expected credit loss (CECL) impairment model will require an estimate of expected credit losses, measured over the contractual life of an instrument, which considers reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. The standard provides significant flexibility and requires a high degree of judgment with regards to pooling financial assets with similar risk characteristics, determining the contractual terms of said financial assets and adjusting the relevant historical loss information in order to develop an estimate of expected lifetime losses. In addition, ASU 2016-13 amends the accounting for credit losses on debt securities and purchased financial assets with credit deterioration. The amendments in ASU 2016-13 are effective for fiscal years beginning after December 31, 2019, and interim periods within those years for public business entities that are SEC filers. The Company will adopt ASU 2016-13 on January 1, 2020. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2018, however, the Company does not currently plan to early adopt the ASU. ASU 2016-13 permits the use of estimation techniques that are practical and relevant to the Company’s circumstances, as long as they are applied consistently over time and faithfully estimate expected credit losses in accordance with the standard. The ASU lists several common credit loss methods that are acceptable such as a discounted cash flow method, loss-rate method and probability of default/loss given default (PD/LGD) method. Depending on the nature of each identified pool of financial assets with similar risk characteristics, the Company currently plans on implementing a PD/LGD method or a loss-rate method to estimate expected credit losses. The Company expects ASU 2016-13 to have a significant impact on the Company’s accounting policies, internal controls over financial reporting and footnote disclosures. The Company has assessed its data and system needs and has begun designing its financial models to estimate expected credit losses in accordance with the standard. Further development, testing and evaluation of said models is required to determine the impact that adoption of this standard will have on the financial condition and results of operations of the Company.
In March 2017, FASB issued ASU 2017-08,
“Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities”
(“ASU 2017-08”). ASU 2017-08 requires the amortization period for certain callable debt securities held at a premium to be the earliest call date. ASU 2017-08 will be effective for interim and annual periods beginning after December 15, 2018. The Company is evaluating the effect that ASU 2017-08 will have on its financial position and results of operations and its financial statement disclosures.
In August 2018, FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 is intended to improve the disclosures on fair value measurements by eliminating, amending and adding certain disclosure requirements. These changes are intended to reduce costs for preparers while providing more useful information for financial statement users. ASU 2018-13 will be effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the effect that ASU 2018-13 will have on its financial position and results of operations and its financial statement disclosures.